CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 2,004	$ 313	¥ (63,981)	¥ (100,426)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation and amortization	17,990	2,823	31,565	26,801
Amortization of operating lease right-of-use asset	35,649	5,594	36,684	30,559
Share-based compensation expense	883	139	947	1,624
Bad debt provision	7,799	1,224	8,903	5,985
Foreign exchange gain, net	(223)	(35)	(980)	(23)
Impairment loss	10,525	1,652	36,699	38,754
Deferred income tax	10,939	1,717	(4,853)	6,714
Gain on disposal of subsidiaries	(12,158)	(1,908)	(752)
Gain from deregistration of subsidiaries	(1,325)	(208)	(3,967)	(1,841)
Gain from derecognition of liabilities			(3,926)
Disposal loss from property and equipment	638	100	474	1,227
Loss from equity method investment	1,681	264	155	518
Gain from bargain purchase			(40,273)
Gain from forgiven PPP loan	(9,305)	(1,460)
Gain from fair value change of contingent consideration payable				(1,322)
Changes in operating assets and liabilities:
Accounts receivable	(12,692)	(1,992)	(3,868)	(3,027)
Prepaid and other current assets	(30,119)	(4,726)	12,495	6,651
Amounts due from related parties	(1,098)	(172)	(706)	(1,213)
Other non-current assets	418	66	(150)	(13,539)
Accounts payable	13,474	2,114	4,860	1,135
Accrued and other liabilities	31,368	4,923	19,772	(38,312)
Income tax payable	(71,821)	(11,270)	2,170	5,753
Deferred revenue	23,154	3,633	(5,431)	13,079
Amounts due to related parties	1,250	196	572	(725)
Operating lease liabilities	(34,769)	(5,456)	(21,889)	12,397
Other non-current liabilities	(196)	(31)	292	(979)
Net cash (used in) /provided by operating activities	(15,934)	(2,500)	4,812	(10,210)
Cash flows from investing activities
Purchase of available-for-sale investments	(148,000)	(23,224)	(345,000)	(219,000)
Proceeds from available-for-sale investments	250,000	39,230	284,000	210,000
Purchase of held-to-maturity investments	(241,000)	(37,818)	(130,000)	(387,000)
Maturity and proceeds from held-to-maturity investments	284,000	44,566	116,000	426,000
Purchase of property and equipment	(8,457)	(1,327)	(2,894)	(8,704)
Prepayment for leasehold improvement	(11,065)	(1,736)	(7,914)	(8,059)
Purchase of intangible assets	(306)	(48)	(52)	(156)
Purchase of subsidiaries, net of cash acquired			37,622
Purchase of other non-current assets			(16,660)	(54,142)
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	(6,788)	(1,065)	(15)	(237)
Payment as result of disposal of subsidiaries				(25,532)
Collection of loan receivables				42,677
Loans to third parties	(11,188)	(1,756)	(33,600)	(25,000)
Collection of loan to third party				16,000
Net cash (used in)/provided by investing activities	107,196	16,822	(98,513)	(33,153)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses			35,578
Proceeds from minority shareholder capital injection	100	16		559
Proceeds from short-term borrowing	10,000	1,569	10,000
Proceeds from long-term borrowing			9,594
Repayments of short-term borrowing	(10,000)	(1,569)
Proceeds from borrowing from third party	5,738	900
Repayments of borrowing from third party				(41,179)
Net cash (used in)/provided by financing activities	5,838	916	55,172	(40,620)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	206	32	574	75
Net change in cash, cash equivalents and restricted cash, including cash classified within assets held for sale	97,306	15,270	(37,955)	(83,908)
Less: Net change in cash, cash equivalents and restricted cash included in assets held for sale	57,729	9,059
Net change in cash, cash equivalents and restricted cash	39,577	6,211	(37,955)	(83,908)
Cash, cash equivalents and restricted cash at beginning of year	119,645	18,774	157,600	241,508
Cash, cash equivalents and restricted cash at end of year	159,222	24,985	119,645	157,600
Supplemental disclosure of cash flow information
Income tax paid	(1,280)	(201)	(2,657)	(449)
Interest paid	(320)	(50)	(134)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	34,920	5,480	980	81
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	52,402	8,223	11,595	958
Contingent consideration of purchase of subsidiary				(1,322)
Negative consideration from a business combination				(9,100)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 17,082	$ 2,681	¥ 96,099	¥ 150,603